Income tax - Schedule of Unrecognized Tax Benefits (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Balance of tax positions at beginning of the period	$ 1,571	$ 1,132	$ 1,190
Additions for tax positions of prior periods	119	663	200
Additions for tax positions of current period	15	16	90
Reductions for tax positions related to prior periods and other items	(44)	(32)	(131)
Settlements and reclassifications	(129)	(119)	(163)
Expiration of the statute of limitations	(624)	(138)	(126)
Foreign currency translation effects	(49)	49	72
Balance of tax positions at end of the period	$ 859	$ 1,571	$ 1,132